UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gruss Asset Management, L.P.
Address: 667 Madison Avenue
         New York, NY  10065

13F File Number:  28-06219

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
Title:     Manager, Gruss Co., LLC, GP of Gruss Asset Mgmt LP
Phone:     212-688-1500

Signature, Place, and Date of Signing:

  /s/  Howard Guberman     New York, NY     February 16, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    $849,351 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICREDIT CORP               NOTE 0.750% 9/1  03060RAP6     9630 10400000 PRN      SOLE                 10400000        0        0
AMERICREDIT CORP               NOTE 2.125% 9/1  03060RAR2    12653 14400000 PRN      SOLE                 14400000        0        0
ASHLAND INC NEW                COM              044209104     3962   100000 SH  PUT  SOLE                   100000        0        0
BPW ACQUISITION CORP           *W EXP 02/26/201 055637110      604   671500 SH       SOLE                   671500        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104   118344  1200000 SH       SOLE                  1200000        0        0
CADBURY PLC                    SPONS ADR        12721E102    95745  1863111 SH       SOLE                  1863111        0        0
CAPITALSOURCE INC              SDCV 4.000% 7/1  14055XAE2     1803  2000000 PRN      SOLE                  2000000        0        0
CF INDS HLDGS INC              COM              125269100    18156   200000 SH       SOLE                   200000        0        0
CHARTERED SEMICONDUCTOR MFG    SPONSORED ADR    16133R205      730    38307 SH       SOLE                    38307        0        0
CNX GAS CORP                   COM              12618H309     2952   100000 SH       SOLE                   100000        0        0
DIRECTV                        COM CL A         25490A101   164570  4934640 SH       SOLE                  4934640        0        0
DOW CHEM CO                    COM              260543103     9671   350000 SH  PUT  SOLE                   350000        0        0
EASTMAN CHEM CO                COM              277432100    13554   225000 SH  PUT  SOLE                   225000        0        0
FACET BIOTECH CORP             SHS              30303Q103     4194   239000 SH       SOLE                   239000        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860    12500  1250000 SH  PUT  SOLE                  1250000        0        0
GENERAL ELECTRIC CO            COM              369604103     8322   550000 SH  PUT  SOLE                   550000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    42210   250000 SH  PUT  SOLE                   250000        0        0
HUBBELL INC                    CL A             443510102     3931    86777 SH       SOLE                    86777        0        0
INTERNATIONAL ROYALTY CORP     COM              460277106     8937  1250000          SOLE                  1250000        0        0
INTL PAPER CO                  COM              460146103     2678   100000 SH  PUT  SOLE                   100000        0        0
JPMORGAN CHASE & CO            COM              46625H100    18752   450000 SH  PUT  SOLE                   450000        0        0
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     2244    48620 SH       SOLE                    48620        0        0
MEAD JOHNSON NUTRITION CO      COM CL A         582839106    17480   400000 SH       SOLE                   400000        0        0
MORGAN STANLEY                 COM NEW          617446448    13320   450000 SH  PUT  SOLE                   450000        0        0
RAMBUS INC DEL                 COM              750917106    12200   500000 SH  CALL SOLE                   500000        0        0
RETAIL OPPORTUNITY INVTS COR   *W EXP 10/23/201 76131N119     1105   960700 SH       SOLE                   960700        0        0
SAPPHIRE INDUSTRIALS CORP      *W EXP 01/17/201 80306T117      355  2960000 SH       SOLE                  2960000        0        0
SAPPHIRE INDUSTRIALS CORP      COM              80306T109     2510   250000 SH       SOLE                   250000        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    44688   560000 SH  PUT  SOLE                   560000        0        0
SYNOVUS FINL CORP              COM              87161C105     2563  1250000 SH       SOLE                  1250000        0        0
TERRA INDS INC                 COM              880915103    19436   603800 SH  PUT  SOLE                   603800        0        0
TRIAN ACQUISITION I CORP       COM              89582E108     2460   250000 SH       SOLE                   250000        0        0
VIACOM INC NEW                 CL B             92553P201     1357    45649 SH       SOLE                    45649        0        0
WESTLAKE CHEM CORP             COM              960413102     1247    50000 SH  PUT  SOLE                    50000        0        0
XTO ENERGY INC                 COM              98385X106   174488  3750000 SH       SOLE                  3750000        0        0